Financial result	12 Months Ended
Dec. 31, 2020
Financial result
Financial result

21. Financial result

In EUR	2020	2019	2018
Interest income on:
—Loans, bank deposits and receivables	4,182	3,771
Total interest income arising from financial assets not measured at fair value through profit or loss	4,182	3,771
Finance income	4,182	3,771	—
Interest expense	(1,423,157)	(1,643,990)	(1,140,047)
Unwind of discount on asset retirement obligation	(1,993)	(1,964)	(1,544)
Finance costs	(1,425,150)	(1,645,953)	(1,141,591)
Net finance costs recognized in profit or loss	(1,420,968)	(1,642,182)	(1,141,591)